Goodwill and Other Intangible Assets - Summary of Changes in Goodwill Balance (Detail) (USD $) In Thousands, unless otherwise specified	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Goodwill And Intangible Assets Disclosure [Abstract]
Beginning Balance	$ 152,755	$ 142,917	$ 113,826
Acquired in business combinations	15,342	8,727	30,508
Foreign currency translation adjustment	529	1,111	(1,417)
Ending Balance	$ 168,626	$ 152,755	$ 142,917